Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues
Total revenues		$ 1,147,748	$ 1,926,008	$ 335,000
Expenses
(Reversal of) allowance for expected credit loss		(996)	(8,516)	346
Amortization of intangible assets		245,365	192,882
Commissions		154,407	243,521	35,220
Depreciation		737	737	733
Exchange (gain) loss		(34,040)	48,275	275
Interest expenses-a related party		2,435
IT maintenance fees		87,461	89,137
Occupancy costs		37,015	39,152	46,398
Travel and business development		7,885	4,329	15,139
Other administrative expenses		11,695	21,153	24,280
Total expenses		1,820,887	969,740	483,850
(Loss) income before income taxes		(673,139)	956,268	(148,850)
Provision for income taxes		(104,801)	(166,877)	(8,975)
Net (loss) income		(777,940)	789,391	(157,825)
Other comprehensive (loss) income
Foreign currency translation adjustments		(47,092)	(1,882)	763
Total comprehensive (loss) income		$ (825,032)	$ 787,509	$ (157,062)
(Loss) earnings per share – Basic and diluted
Basic	[1]	$ (0.07)	$ 0.08	$ (0.02)
Diluted	[1]	$ (0.07)	$ 0.08	$ (0.02)
Weighted average number of ordinary shares outstanding:
Ordinary shares - Basic	[1]	11,800,185	10,083,839	10,075,447
Ordinary shares - diluted	[1]	11,800,185	10,083,839	10,075,447
Nonrelated Party [Member]
Expenses
Compensation and benefits		$ 114,089	$ 47,552	$ 69,003
Professional fees		1,045,985	199,159	200,589
Related Party [Member]
Expenses
Compensation and benefits		148,849	92,359	91,867
Interest expenses-a related party		2,435
Administrative Services Fees Related Party [Member]
Revenues
Total revenues			33,708	33,528
Fintech Services Fees Algorithm And Big Data [Member]
Revenues
Total revenues		1,146,452	1,804,496	131,842
Fintech Services Fees Blockchain [Member]
Revenues
Total revenues			23,230	22,888
Investment Brokerage Fees [Member]
Revenues
Total revenues				127,903
Project Research Fees [Member]
Revenues
Total revenues			64,294
Interest Income and Others [Member]
Revenues
Total revenues		$ 1,296	$ 280	$ 18,839

[1]	Shares presented on a retroactive basis to reflect the reorganization.